Long-term debt and capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2017
Long-term debt and capital lease obligations
Schedule of long-term debt and capital lease obligations

Long-term debt and capital lease obligations
in € THOUS
	2017	2016
Amended 2012 Credit Agreement	2,017,952	2,244,115
Bonds	3,810,483	4,670,786
Convertible Bonds	386,984	380,735
Accounts Receivable Facility	293,673	165,037
Capital lease obligations	37,704	43,775
Other	131,611	52,656

Long-term debt and capital lease obligations	6,678,407	7,557,104
Less current portion	(883,535)	(724,218)

Long-term debt and capital lease obligations, less current portion	5,794,872	6,832,886

Schedule of non-discounted payments agreed by contract concerning derivative financial instruments

Maturity of long-term debt and capital lease obligations
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years	Total
2017
Amended 2012 Credit Agreement	128,058	656,117	1,242,907	—	2,027,082
Bonds	733,528	1,333,966	1,425,657	333,528	3,826,679
Convertible Bonds	—	400,000	—	—	400,000
Accounts Receivable Facility	—	294,338	—	—	294,338
Capital lease obligations	8,831	14,948	4,860	9,065	37,704
Other	15,220	22,111	41,378	52,933	131,642

Total	885,637	2,721,480	2,714,802	395,526	6,717,445

2016
Amended 2012 Credit Agreement	213,735	2,040,150	—	—	2,253,885
Bonds	474,338	1,788,412	1,390,978	1,043,544	4,697,272
Convertible Bonds	—	—	400,000	—	400,000
Accounts Receivable Facility	—	166,018	—	—	166,018
Capital lease obligations	11,211	13,868	7,707	10,989	43,775
Other	25,790	16,706	6,543	3,644	52,683

Total	725,074	4,025,154	1,805,228	1,058,177	7,613,633

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

Amended 2012 Credit Agreement – Maximum amount available and balance outstanding in THOUS
	Maximum amount available 2017		Balance outstanding 2017(1)
Revolving credit USD	$900,000	€750,438	$70,000	€58,367
Revolving credit EUR	€600,000	€600,000	€—	€—
USD term loan 5-year	$1,470,000	€1,225,715	$1,470,000	€1,225,715
EUR term loan 5-year	€343,000	€343,000	€343,000	€343,000
EUR term loan 3-year	€400,000	€400,000	€400,000	€400,000

		€3,319,153		€2,027,082

	Maximum amount available 2016		Balance outstanding 2016(1)
Revolving credit USD	$1,000,000	€948,676	$10,187	€9,664
Revolving credit EUR	€400,000	€400,000	€—	€—
USD term loan	$2,100,000	€1,992,221	$2,100,000	€1,992,221
EUR term loan	€252,000	€252,000	€252,000	€252,000

		€3,592,897		€2,253,885

(1)       Amounts shown are excluding debt issuance costs.

Schedule of bonds

Bonds
in THOUS
Issuer/Transaction	Face amount	Maturity	Coupon	Book value 2017 in €	Book value 2016 in €
FMC US Finance, Inc. 2007	$500,000	July 15, 2017	6 7/8%	—	473,482
FMC Finance VIII S.A. 2011	€400,000	September 15, 2018	6.50%	398,838	397,178
FMC US Finance II, Inc. 2011	$400,000	September 15, 2018	6.50%	332,588	376,886
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	665,637	756,627
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	249,383	248,993
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020	4.125%	414,952	471,300
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	538,021	610,670
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	298,571	298,108
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	581,261	661,070
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	331,232	376,472

				3,810,483	4,670,786

Schedule of accounts receivable facility

Accounts Receivable Facility – Maximum amount available and balance outstanding in THOUS
	Maximum amount available 2017(1)		Balance outstanding 2017(2)
Accounts Receivable Facility	$800,000	€667,056	$353,000	€294,338

	Maximum amount available 2016(1)		Balance outstanding 2016(2)
Accounts Receivable Facility	$800,000	€758,941	$175,000	€166,018

(1)       Subject to availability of sufficient accounts receivable meeting funding criteria.

(2)       Amounts shown are excluding debt issuance costs.